CREDIT FACILITY (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CAD ($)	Dec. 31, 2017 CAD ($)
Credit Facility
Revolving credit facility		$ 4,523	$ 5,759	$ 4,504	$ 5,850	$ 20,000
Credit Facility interest Description	The credit facility bears interest at a rate of 0.75% - 1% plus Canadian prime rate for loans denominated in Canadian dollars and 0.75% - 1% plus US prime rate for loans denominated in US dollars.